Lincoln Investor Advantage® RIA Individual Variable Annuity Contracts
Updating Summary Prospectus for Current Contractowners

May 1, 2024
This updating summary prospectus summarizes certain changes to key features of the Lincoln Investor Advantage® RIA variable annuity contract issued by The Lincoln National Life Insurance Company (Lincoln Life or Company).
You should read this updating summary prospectus carefully, particularly the section titled Important Information You Should Consider about the Lincoln Investor Advantage® RIA contract.
The prospectus for the Lincoln Investor Advantage® RIA variable annuity contract contains more information about the Contract’s features, benefits, and risks. You can find the prospectus and other information about the Contract online at www.lfg.com/VAprospectus. You can also obtain this information at no cost by calling 1-877-534-8255 or by sending an email request to CustServSupportTeam@lfg.com.
The Securities and Exchange Commission has not approved or disapproved the Contract or determined if this Summary Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
All prospectuses and other shareholder reports, will be made available on www.lfg.com/VAprospectus.
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Updated Information About Your Contract
The information in this Updating Summary Prospectus is a summary of certain contract features that have changed since the Updating Summary Prospectus dated May 1, 2023. This may not reflect all of the changes that have occurred since you entered into your Contract.
Summary of Recent Contract Changes:
•
The following changes apply to all elections of i4LIFE® Advantage on and after November 20, 2023:
•
The minimum Access Period selected must be no less than 10 years;
•
The available Assumed Investment Return (AIR) rates are limited to 3% and 4%;
•
The annuity factor used to calculate the Regular Income Payment no longer includes gender as a component; and
•
An i4LIFE® Advantage Credit will be applied to the Account Value on a quarterly basis if certain criteria are met (subject to state approval).
Fund Additions:
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Fidelity® VIP Consumer Discretionary Portfolio (Initial Class): Capital appreciation.
This fund was made available on or about August 21, 2023.
•
Fidelity® VIP Consumer Staples Portfolio (Initial Class): Capital appreciation.
This fund was made available on or about August 21, 2023.
•
Fidelity® VIP Financials Portfolio (Initial Class): Capital appreciation.
This fund was made available on or about August 21, 2023.
•
Fidelity® VIP Technology Portfolio (Initial Class): Capital appreciation.
This fund was made available on or about August 21, 2023.
•
First Trust Capital Strength Portfolio (Class I): To provide capital appreciation.
This fund will be available on or about May 20, 2024. Please consult your financial professional.
•
First Trust Capital Strength Hedged Equity Portfolio (Class I): To provide long-term capital appreciation.
This fund was made available on or about August 21, 2023.
•
First Trust Dorsey Wright Tactical Core Portfolio (Class I): To provide total return.
This fund will be available on or about May 20, 2024. Please consult your financial professional.
•
First Trust International Developed Capital Strength Portfolio (Class I): To provide capital appreciation.
This fund will be available on or about May 20, 2024. Please consult your financial professional.
•
First Trust Multi Income Allocation Portfolio (Class I): To maximize current income, with a secondary objective of capital appreciation.
This fund will be available on or about May 20, 2024. Please consult your financial professional.
•
First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I): To provide total return by allocating among dividend-paying stocks and investment grade bonds.
This fund will be available on or about May 20, 2024. Please consult your financial professional.
•
Lincoln Hedged Nasdaq-100 Fund (Standard Class): To seek long-term growth of capital.
This fund will be available on or about May 20, 2024. Please consult your financial professional.
•
Lincoln Hedged S&P 500 Conservative Fund (Standard Class): To seek long-term growth of capital.
This fund will be available on or about May 20, 2024. Please consult your financial professional.
•
Lincoln Hedged S&P 500 Fund (Standard Class): To seek long-term growth of capital.
This fund will be available on or about May 20, 2024. Please consult your financial professional.
•
Lincoln Opportunistic Hedged Equity Fund (Standard Class): To seek long-term growth of capital.
This fund was made available on or about December 18, 2023.
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LVIP American Century Capital Appreciation Fund (Standard Class II): Capital growth.
This fund will be available on or about May 20, 2024. Please consult your financial professional.
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LVIP American Century Disciplined Core Value Fund (Standard Class II): Capital growth; income is a secondary consideration.
This fund will be available on or about May 20, 2024. Please consult your financial professional.
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LVIP American Century Inflation Protection Fund (Standard Class II): Long-term total return using a strategy that seeks to protect against U.S. inflation.
This fund will be available on or about May 20, 2024. Please consult your financial professional.
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LVIP American Century International Fund (Standard Class II): Capital growth.
This fund will be available on or about May 20, 2024. Please consult your financial professional.
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LVIP American Century Mid Cap Value Fund (Standard Class II): Long-term growth of capital, income is secondary objective.
This fund will be available on or about May 20, 2024. Please consult your financial professional.
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LVIP American Century Ultra Fund (Standard Class II): Long-term capital growth.
This fund will be available on or about May 20, 2024. Please consult your financial professional.
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LVIP American Century Value Fund (Standard Class II): Long-term capital growth; income is a secondary consideration.
This fund will be available on or about May 20, 2024. Please consult your financial professional.
Fund Reorganizations:
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The Board of Trustees of American Century Variable Portfolios, Inc. has approved an agreement and plan of reorganization of each Fund into and with a substantially similar series and class of Lincoln Variable Insurance Products (“LVIP”) Trust. The reorganization was effective on or about April 26, 2024.

The following fund will be reorganized into…	...the following acquiring Fund.*
American Century VP Balanced Fund	LVIP American Century Balanced Fund
American Century VP Large Company Value Fund	LVIP American Century Large Company Value Fund

*Please review Appendix A for additional Fund Information.
Fund Name Changes:

Former Fund Name	New Fund Name*
ClearBridge Variable Aggressive Growth Portfolio	ClearBridge Variable Growth Portfolio
Delaware VIP® Emerging Markets Series	Macquarie VIP Emerging Markets Series
Delaware VIP® Small Cap Value Series	Macquarie VIP Small Cap Value Series
LVIP Delaware Bond Fund	LVIP Macquarie Bond Fund
LVIP Delaware Diversified Floating Rate Fund	LVIP Macquarie Diversified Floating Rate Fund
LVIP Delaware Diversified Income Fund	LVIP Macquarie Diversified Income Fund
LVIP Delaware High Yield Fund	LVIP Macquarie High Yield Fund
LVIP Delaware Limited-Term Diversified Income Fund	LVIP Macquarie Limited-Term Diversified Income Fund
LVIP Delaware Mid Cap Value Fund	LVIP Macquarie Mid Cap Value Fund
LVIP Delaware SMID Cap Core Fund	LVIP Macquarie SMID Cap Core Fund
LVIP Delaware Social Awareness Fund	LVIP Macquarie Social Awareness Fund
LVIP Delaware U.S. Growth Fund	LVIP Macquarie U.S. Growth Fund
LVIP Delaware U.S. REIT Fund	LVIP Macquarie U.S. REIT Fund
LVIP Delaware Value Fund	LVIP Macquarie Value Fund
LVIP Delaware Wealth Builder Fund	LVIP Macquarie Wealth Builder Fund
LVIP T. Rowe Price Growth Stock Fund	LVIP AllianceBernstein Large Cap Growth Fund

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*Please review Appendix A for additional fund information.
Fund Name and Share Class Changes:

Former Fund Name / Share Class	New Fund Name / Share Class*
Delaware Ivy VIP Asset Strategy Portfolio – Class II	Macquarie VIP Asset Strategy Series – Service Class
Delaware Ivy VIP Energy Portfolio – Class II	Macquarie VIP Energy Series – Service Class
Delaware Ivy VIP High Income Portfolio – Class II	Macquarie VIP High Income Series – Service Class
Delaware Ivy VIP Mid Cap Growth Portfolio – Class II	Macquarie VIP Mid Cap Growth Series – Service Class
Delaware Ivy VIP Science and Technology Portfolio – Class II	Macquarie VIP Science and Technology Series – Service Class
Delaware Ivy VIP Small Cap Growth Portfolio – Class II	Macquarie VIP Small Cap Growth Series – Service Class

*Please review Appendix A for additional fund information.
Fund Liquidations:
The following funds were liquidated on February 23, 2024, and any investments not transferred to another fund prior to that date were automatically transferred to the Goldman Sachs VIT Government Money Market Fund:
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First Trust Capital Strength Portfolio (Class II)
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First Trust Dorsey Wright Tactical Core Portfolio (Class II)
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First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class II)
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First Trust International Developed Capital Strength Portfolio (Class II)
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First Trust Multi Income Allocation Portfolio (Class II)
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Important Information You Should Consider About the Lincoln Investor Advantage® RIA Variable Annuity Contract
	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals	There are no surrender charges associated with this Contract.			•N/A
Transaction Charges	There are no sales charges associated with the Contract.			•N/A
Ongoing Fees and Expenses (annual charges)
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. These charges do not reflect any advisory fees paid to a financial intermediary from Contract Value or other assets of the
Contractowner. If such charges were reflected, the ongoing fees and expense would be higher.
•Fee Tables •Examples •Charges and Other Deductions
	Annual Fee	Minimum	Maximum
	Base Contract	0.42%[1]	0.42%[1]
	Investment options (fund fees and expenses)	0.21%[1]	3.73%[1]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.40%[1]	0.40%[1]
1 As a percentage of average Account Value in the Subaccounts.
Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

	Lowest Annual Cost: $762	Highest Annual Cost: $4,638
	Assumes:	Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive fund fees and
expenses
•No optional benefits
•No additional Purchase Payments,
transfers, or withdrawals
•No sales charges or advisory fees

•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
optional benefits and fund fees and
expenses
•No additional Purchase Payments,
transfers, or withdrawals
•No sales charges or advisory fees

	RISKS			Location in Prospectus
Risk of Loss	•You can lose money by investing in this Contract, including loss of principal.			•Principal Risks •Investments of the Variable Annuity Account
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	RISKS	Location in Prospectus
Not a Short-Term Investment
•This Contract is not designed for short-term investing and may not be appropriate for the investor who needs ready access to cash.
•The benefits of tax deferral and long-term income mean the Contract is more beneficial to investors with a long-term investment horizon.
•Withdrawals are subject to ordinary income tax and may be subject to tax penalties.
•Principal Risks •Surrender and Withdrawals •Fee Tables •Earnings Optimizer Death Benefit
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the Contract.
•Each investment option (including the fixed account option) has its own unique risks.
•You should review the investment options before making an investment decision.
•Principal Risks •Investments of the Variable Annuity Account
Insurance Company Risks
•An investment in the Contract is subject to the risks related to us. Any obligations
(including under the fixed account option), guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-800-
454-6265 or visiting www.LincolnFinancial.com.
•Principal Risks
	RESTRICTIONS	Location in Prospectus
Investments
•We reserve the right to remove or substitute any funds as investment options that are available under the Contract.
•You are generally restricted to no more than 12 transfers between investment options per Contract Year.
•Principal Risks •Investments of the Variable Annuity Account
Optional Benefits
•Optional benefits may limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future.
•Optional benefit availability may vary by state of issue.
•You are required to have a certain level of Contract Value for new elections of i4LIFE®
Advantage.
•We may modify or stop offering an optional benefit that is currently available at any time.
•If you elect the Earnings Optimizer Death Benefit, you may be limited in the amount of Purchase Payments that you can make (and when).
•If you elect to pay third-party advisory fees out of your Contract Value, this deduction may reduce the Death Benefit(s) and other guaranteed benefits, and may be subject to federal and state income taxes and a 10% federal penalty tax. For more details, see
Advisory Fee Withdrawals.
•The Contracts •Death Benefits •Federal Tax Matters – Payment of Investment Advisory Fees
	TAXES	Location in Prospectus
Tax Implications
•Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
•Federal Tax Matters
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	CONFLICTS OF INTEREST	Location in Prospectus
Exchanges
•You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new Contract rather than continue to own your existing contract.
•The Contracts - Replacement of Existing Insurance
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Appendix A — Funds Available Under The Contract
The following is a list of funds currently available under the Contract. Depending on the optional benefits you choose, you may not be able to invest in certain funds. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. More information about the funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-877-534-8255 or by sending an email request to CustServSupportTeam@lfg.com.
The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Discovery Value Portfolio - Class A advised by AllianceBernstein L.P. This fund is not available in contracts issued on or after May 24, 2021.	0.81%	17.18%	10.78%	7.55%
Maximize total return.	ALPS Global Opportunity Portfolio - Class I	2.06%[2]	29.22%	12.02%	N/A
Investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index.	ALPS/Alerian Energy Infrastructure Portfolio - Class I	0.95%[2]	14.25%	11.05%	3.08%
High total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds Asset Allocation Fund - Class 1	0.30%	14.55%	9.47%	7.51%
Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years.	American Funds Capital Income Builder® - Class 1	0.28%[2]	9.28%	7.72%	N/A
Long-term growth of capital.	American Funds Global Growth Fund - Class 1	0.41%[2]	22.91%	13.93%	9.85%
Long-term capital growth.	American Funds Global Small Capitalization Fund - Class 1	0.66%[2]	16.45%	8.57%	6.04%
Growth of capital.	American Funds Growth Fund - Class 1	0.34%	38.81%	18.97%	14.64%
Long-term growth of capital and income.	American Funds Growth-Income Fund - Class 1	0.28%	26.47%	13.65%	11.19%
Long-term growth of capital.	American Funds International Fund - Class 1	0.53%	16.12%	5.10%	3.67%
To provide current income and preservation of capital.	American Funds Mortgage Fund - Class 1	0.32%[2]	4.03%	1.06%	1.74%
Long-term capital appreciation.	American Funds New World Fund® - Class 1	0.57%[2]	16.22%	8.90%	4.95%
To produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds Washington Mutual Investors Fund - Class 1	0.27%[2]	17.66%	12.90%	10.19%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Capital Appreciation.	ClearBridge Variable Growth Portfolio - Class I (formerly ClearBridge Variable Aggressive Growth Portfolio) advised by Legg Mason Partners Fund Advisor, LLC	0.85%	24.43%	8.31%	6.64%
Long-term growth of capital.	ClearBridge Variable Large Cap Growth Portfolio - Class I advised by Legg Mason Partners Fund Advisor, LLC	0.76%	44.02%	15.51%	13.27%
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class I advised by Legg Mason Partners Fund Advisor, LLC	0.83%	12.92%	10.73%	7.10%
Total return.	Columbia VP Commodity Strategy Fund - Class 1	0.76%[2]	-6.82%	9.39%	-0.68%
High total return through current income and, secondarily, through capital appreciation.	Columbia VP Emerging Markets Bond Fund - Class 1	0.75%[2]	10.43%	1.82%	2.47%
Total return, consisting of current income and capital appreciation.	Columbia VP Strategic Income Fund - Class 1	0.69%[2]	9.67%	3.19%	3.27%
Capital Appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class A advised by DWS Investment Management Americas, Inc. This fund is not available in contracts issued on or after May 24, 2021.	0.83%	6.19%	6.09%	2.96%
To provide a high level of current income.	Eaton Vance VT Floating-Rate Income Fund - ADV Class	0.92%	11.48%	4.41%	3.48%
Income and capital growth consistent with reasonable risk.	Fidelity® VIP Balanced Portfolio - Initial Class	0.44%	21.53%	12.44%	9.08%
Capital appreciation.	Fidelity® VIP Consumer Discretionary Portfolio - Initial Class	0.61%	41.99%	13.93%	10.85%
Capital appreciation.	Fidelity® VIP Consumer Staples Portfolio - Initial Class	0.61%	3.14%	11.46%	8.14%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Initial Class	0.56%	33.45%	16.65%	11.61%
Capital appreciation.	Fidelity® VIP Financials Portfolio - Initial Class	0.63%	14.73%	13.65%	9.40%
High total return. A fund of funds.	Fidelity® VIP FundsManager® 50% Portfolio - Investor Class This fund is not available in contracts issued on or after May 24, 2021.	0.70%[2]	12.96%	7.52%	5.51%
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Initial Class	0.58%	36.24%	19.64%	14.80%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Initial Class	0.57%	15.08%	12.45%	8.12%
High level of current income, and may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio - Initial Class	0.65%	9.41%	3.73%	3.36%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Capital appreciation.	Fidelity® VIP Technology Portfolio - Initial Class	0.59%	58.32%	26.57%	19.61%
To provide long-term capital appreciation.	First Trust Capital Strength Hedged Equity Portfolio – Class I	1.25%[2]	N/A	N/A	N/A
To provide capital appreciation.	First Trust Capital Strength Portfolio – Class I This fund will be available on or about May 20, 2024. Please consult your registered representative.	1.10%[2]	7.75%	N/A	N/A
To provide total return. A fund of funds.	First Trust Dorsey Wright Tactical Core Portfolio – Class I This fund will be available on or about May 20, 2024. Please consult your registered representative.	1.30%[2]	11.28%	7.15%	N/A
To provide long-term capital appreciation.	First Trust Growth Strength Portfolio – Class I	1.20%[2]	N/A	N/A	N/A
To provide capital appreciation.	First Trust International Developed Capital Strength Portfolio – Class I This fund will be available on or about May 20, 2024. Please consult your registered representative.	1.20%[2]	16.90%	N/A	N/A
To maximize current income, with a secondary objective of capital appreciation.	First Trust Multi Income Allocation Portfolio - Class I This fund will be available on or about May 20, 2024. Please consult your registered representative.	1.14%[2]	8.94%	6.25%	N/A
To provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I6 This fund will be available on or about May 20, 2024. Please consult your registered representative.	1.19%	10.51%	7.23%	6.53%
Capital appreciation with income as a secondary objective.	Franklin Allocation VIP Fund - Class 1	0.57%[2]	14.77%	7.82%	5.00%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 1	0.46%[2]	8.87%	7.25%	5.28%
Balance of growth of capital and income. A fund of funds.	Franklin Multi-Asset Variable Conservative Growth - Class I advised by Legg Mason Partners Fund Advisor, LLC This fund is not available in contracts issued on or after May 24, 2021.	0.72%	14.63%	7.39%	5.61%
Capital appreciation; income is a secondary consideration.	Franklin Mutual Shares VIP Fund - Class 1 This fund is not available in contracts issued on or after May 24, 2021.	0.68%	13.73%	8.10%	5.70%
Long-term capital appreciation; preservation of capital is also an important consideration.	Franklin Rising Dividends VIP Fund - Class 1	0.65%[2]	12.39%	14.04%	10.51%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term total return.	Franklin Small Cap Value VIP Fund - Class 1	0.66%[2]	13.02%	11.34%	7.31%
Long-term capital growth.	Franklin Small-Mid Cap Growth VIP Fund - Class 1	0.83%[2]	27.12%	13.82%	9.24%
Seeks maximum current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.	Goldman Sachs VIT Government Money Market Fund - Institutional Shares	0.18%[2]	5.05%	1.82%	1.19%
Long-term growth of capital. A fund of funds.	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	0.96%[2]	7.90%	4.41%	N/A
Long-term capital appreciation.	Guggenheim VT Long Short Equity advised by Security Investors, LLC	1.92%	12.75%	5.76%	3.32%
To seek long-term capital appreciation with less risk than traditional equity funds.	Guggenheim VT Multi-Hedge Strategies advised by Security Investors, LLC	1.75%[2]	4.37%	4.21%	2.52%
Growth of capital.	Hartford Capital Appreciation HLS Fund - Class IA	0.67%	20.00%	13.30%	9.27%
Capital Appreciation.	Invesco Oppenheimer V.I. International Growth Fund - Series I Shares	1.00%[2]	21.06%	8.72%	3.80%
To seek total return .	Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares This fund is not available in contracts issued on or after May 24, 2021.	0.88%[2]	6.63%	4.90%	4.03%
Capital growth and income.	Invesco V.I. Comstock Fund - Series I Shares	0.75%	12.36%	13.49%	8.92%
To seek to provide reasonable current income and long-term growth of income and capital.	Invesco V.I. Diversified Dividend Fund - Series I Shares	0.68%	9.05%	9.81%	7.80%
To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.	Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares[5] This fund is not available in contracts issued on or after May 24, 2021.	0.34%	13.71%	13.47%	10.03%
Both capital appreciation and current income.	Invesco V.I. Equity and Income Fund - Series I Shares	0.57%	10.56%	9.93%	7.06%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series I Shares	0.90%	18.15%	8.42%	4.33%
Capital Appreciation.	Invesco V.I. Main Street Small Cap Fund®- Series I Shares	0.88%	18.13%	13.07%	8.93%
Seeks, over a specified annual period (an “Outcome Period”), to provide returns that track those of the Invesco QQQ TrustSM , Series 1 up to a cap, while providing a buffer against losses. A fund of funds.	Lincoln Hedged Nasdaq-100 Fund - Standard Class This fund will be available on or about May 20, 2024. Please consult your registered representative.	0.85%[2]	36.82%	N/A	N/A

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Over a specified annual period (an “Outcome Period”), to provide returns that track those of the S&P 500 Price Return Index (“Index”) up to a cap, while providing a buffer against losses. A fund of funds.	Lincoln Hedged S&P 500 Conservative Fund - Standard Class[4] This fund will be available on or about May 20, 2024. Please consult your registered representative.	0.70%[2]	13.39%	N/A	N/A
Over a specified annual period (an “Outcome Period”), to provide returns that track those of the S&P 500 Price Return Index (“Index”) up to a cap, while providing a buffer against losses. A fund of funds.	Lincoln Hedged S&P 500 Fund - Standard Class[4] This fund will be available on or about May 20, 2024. Please consult your registered representative.	0.70%[2]	17.03%	N/A	N/A
Seeks, over a specified annual period
(an “Outcome Period”), to provide
returns that track those of the Invesco
QQQ TrustSM , Series 1 up to a cap,
while providing a buffer against losses.
A fund of funds.
	Lincoln Opportunistic Hedged Equity Fund - Standard Class	0.70%[2]	N/A	N/A	N/A
To seek high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	0.90%	6.55%	3.14%	3.49%
Long-term growth of capital.	Lord Abbett Series Fund Developing Growth Portfolio - Class VC This fund is not available in contracts issued on or after May 24, 2021.	1.04%[2]	8.17%	8.90%	6.82%
To seek high level of income consistent with preservation of capital.	Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	0.85%	5.05%	1.69%	N/A
Long-term capital growth.	LVIP AllianceBernstein Large Cap Growth Fund - Standard Class (formerly LVIP T. Rowe Price Growth Stock Fund) advised by Lincoln Financial Investments Corporation	0.63%[2]	46.32%	13.32%	11.67%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP American Balanced Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.58%[2]	13.68%	8.01%	6.09%
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed- income securities.	LVIP American Century Balanced Fund - Standard Class II (formerly American Century VP Balanced Fund) advised by Lincoln Financial Investments Corporation	0.77%[2]	16.41%	8.50%	6.55%
Capital growth.	LVIP American Century Capital Appreciation Fund - Standard Class II advised by Lincoln Financial Investments Corporation This fund will be available on or about May 20, 2024. Please consult your registered representative.	0.79%[2]	20.69%	13.24%	9.36%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Capital growth; income is a secondary consideration.	LVIP American Century Disciplined Core Value Fund - Standard Class II advised by Lincoln Financial Investments Corporation This fund will be available on or about May 20, 2024. Please consult your registered representative.	0.71%[2]	8.65%	10.19%	8.19%
Long-term total return using a strategy that seeks to protect against U.S. inflation.	LVIP American Century Inflation Protection Fund - Standard Class II advised by Lincoln Financial Investments Corporation This fund will be available on or about May 20, 2024. Please consult your registered representative.	0.52%[2]	3.60%	2.90%	2.16%
Capital growth.	LVIP American Century International Fund - Standard Class II advised by Lincoln Financial Investments Corporation This fund will be available on or about May 20, 2024. Please consult your registered representative.	0.95%[2]	12.57%	8.29%	4.07%
Long-term capital growth, income is secondary objective.	LVIP American Century Large Company Value Fund - Standard Class II (formerly American Century VP Large Company Value Fund) advised by Lincoln Financial Investments Corporation	0.70%[2]	3.88%	10.53%	7.73%
Long-term capital growth, income is secondary objective.	LVIP American Century Mid Cap Value Fund - Standard Class II advised by Lincoln Financial Investments Corporation This fund will be available on or about May 20, 2024. Please consult your registered representative.	0.86%[2]	6.13%	11.05%	8.77%
Long-term capital growth.	LVIP American Century Ultra Fund - Standard Class II advised by Lincoln Financial Investments Corporation This fund will be available on or about May 20, 2024. Please consult your registered representative.	0.75%[2]	43.51%	19.24%	14.64%
Long-term capital growth; income is a secondary consideration.	LVIP American Century Value Fund - Standard Class II advised by Lincoln Financial Investments Corporation This fund will be available on or about May 20, 2024. Please consult your registered representative.	0.71%[2]	9.10%	11.87%	8.53%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP American Growth Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.59%[2]	14.95%	8.55%	6.49%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Current income, consistent with the preservation of capital. A fund of funds.	LVIP American Preservation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%[2]	4.10%	1.33%	1.35%
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.90%[2]	18.10%	13.95%	9.62%
Reasonable income.	LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 24, 2021.	0.66%[2]	9.39%	9.55%	6.43%
High total investment return.	LVIP BlackRock Global Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.73%[2]	13.62%	N/A	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.63%	5.07%	3.16%	2.19%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.82%[2]	13.06%	4.76%	3.85%
Seeks long-term capital appreciation.	LVIP Channing Small Cap Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.88%	19.94%	N/A	N/A
Long-term capital appreciation.	LVIP Dimensional International Core Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.62%[2]	16.01%	7.99%	N/A
Long-term capital appreciation. A fund of funds.	LVIP Dimensional International Equity Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 24, 2021.	0.76%	16.69%	5.51%	2.29%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.40%[2]	22.78%	14.99%	11.07%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.49%	21.65%	14.73%	N/A

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital appreciation. A fund of funds.	LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 24, 2021.	0.61%[2]	21.95%	12.87%	8.02%
Long-term capital growth.	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 24, 2021.	0.73%[2]	17.24%	8.98%	4.58%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.50%[2]	10.04%	3.12%	1.60%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor International Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.41%[2]	18.92%	6.73%	4.40%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.36%[2]	17.39%	12.81%	10.06%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	15.54%	11.42%	7.16%
Capital appreciation. A fund of funds.	LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 24, 2021.	0.79%[2]	14.09%	5.66%	N/A
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 24, 2021.	0.76%[2]	13.33%	4.97%	3.72%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 24, 2021.	0.75%[2]	11.84%	4.56%	3.56%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	LVIP JPMorgan Core Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.49%	5.91%	1.28%	1.81%
A high level of current income; capital appreciation is the secondary objective.	LVIP JPMorgan High Yield Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.68%[2]	11.76%	4.95%	3.98%
Capital appreciation with the secondary goal of achieving current income by investing in equity securities.	LVIP JPMorgan Mid Cap Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.74%	10.91%	10.98%	8.05%
Current income and some capital appreciation. A fund of funds.	LVIP JPMorgan Retirement Income Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 24, 2021.	0.68%[2]	11.60%	5.02%	3.94%
Long-term capital appreciation.	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 24, 2021.	0.78%[2]	12.08%	9.25%	5.62%
Capital growth over the long term.	LVIP JPMorgan Small Cap Core Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.78%	13.10%	9.41%	7.10%
High total return.	LVIP JPMorgan U.S. Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.69%	27.16%	17.15%	12.44%
To provide investment results over a full market cycle that, before fees and expenses, are superior to an index that tracks global equities.	LVIP Loomis Sayles Global Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.77%[2]	36.85%	13.68%	N/A
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Macquarie Bond Fund - Standard Class[3] (formerly LVIP Delaware Bond Fund) advised by Lincoln Financial Investments Corporation	0.37%	5.93%	1.50%	1.99%
Total return.	LVIP Macquarie Diversified Floating Rate Fund - Standard Class[3] (formerly LVIP Delaware Diversified Floating Rate Fund) advised by Lincoln Financial Investments Corporation	0.63%[2]	5.57%	2.38%	1.68%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Maximum long-term total return consistent with reasonable risk.	LVIP Macquarie Diversified Income Fund - Standard Class[3] (formerly LVIP Delaware Diversified Income Fund) advised by Lincoln Financial Investments Corporation	0.54%[2]	6.24%	2.07%	2.09%
Total return and, as a secondary objective, high current income.	LVIP Macquarie High Yield Fund - Standard Class[3] (formerly LVIP Delaware High Yield Fund) advised by Lincoln Financial Investments Corporation	0.74%[2]	12.67%	5.51%	3.53%
Maximum total return, consistent with reasonable risk.	LVIP Macquarie Limited-Term Diversified Income Fund - Standard Class[3] (formerly LVIP Delaware Limited-Term Diversified Income Fund) advised by Lincoln Financial Investments Corporation	0.53%[2]	5.00%	1.88%	1.63%
To maximize long-term capital appreciation.	LVIP Macquarie Mid Cap Value Fund - Standard Class[3] (formerly LVIP Delaware Mid Cap Value Fund) advised by Lincoln Financial Investments Corporation	0.43%	11.24%	11.88%	8.62%
Long-term capital appreciation.	LVIP Macquarie SMID Cap Core Fund - Standard Class[3] (formerly LVIP Delaware SMID Cap Core Fund) advised by Lincoln Financial Investments Corporation	0.80%[2]	16.45%	12.25%	8.36%
To maximize long-term capital appreciation.	LVIP Macquarie Social Awareness Fund - Standard Class[3] (formerly LVIP Delaware Social Awareness Fund) advised by Lincoln Financial Investments Corporation	0.45%	30.17%	15.86%	11.32%
Long-term capital appreciation.	LVIP Macquarie U.S. Growth Fund - Standard Class[3] (formerly LVIP Delaware U.S. Growth Fund) advised by Lincoln Financial Investments Corporation	0.72%	48.35%	18.38%	12.54%
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Macquarie U.S. REIT Fund - Standard Class[3] (formerly LVIP Delaware U.S. REIT Fund) advised by Lincoln Financial Investments Corporation	0.83%[2]	12.58%	6.45%	6.23%
Long-term capital appreciation.	LVIP Macquarie Value Fund - Standard Class[3] (formerly LVIP Delaware Value Fund) advised by Lincoln Financial Investments Corporation	0.68%	3.49%	8.10%	7.84%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To provide a responsible level of income and the potential for capital appreciation.	LVIP Macquarie Wealth Builder Fund - Standard Class[3] (formerly LVIP Delaware Wealth Builder Fund) advised by Lincoln Financial Investments Corporation	0.71%[2]	9.91%	5.95%	4.45%
Long-term capital appreciation.	LVIP MFS International Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.80%[2]	14.71%	9.83%	6.58%
Capital Appreciation.	LVIP MFS Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.62%[2]	8.07%	11.38%	8.57%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.65%[2]	4.02%	-0.92%	0.26%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.75%[2]	20.11%	6.03%	3.45%
Long-term growth of capital. A fund of funds.	LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 24, 2021.	0.79%[2]	26.01%	10.64%	N/A
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.68%[2]	4.87%	1.30%	N/A
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.37%[2]	5.30%	0.78%	1.49%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP SSGA Conservative Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%[2]	10.73%	5.28%	4.09%
To provide investment results that, before fees and expenses, correspond generally to the total return of the MSCI Emerging Markets Index that tracks performance of emerging market equity securities.	LVIP SSGA Emerging Markets Equity Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.50%[2]	8.83%	2.74%	N/A

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term growth of capital. A fund of funds.	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 24, 2021.	0.59%[2]	13.51%	6.28%	3.91%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	17.57%	7.96%	4.02%
Capital Appreciation. A fund of funds.	LVIP SSGA International Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.63%[2]	17.44%	4.94%	N/A
Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.	LVIP SSGA Mid-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.35%[2]	16.05%	12.22%	N/A
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%	13.57%	7.38%	5.33%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%	14.82%	8.04%	5.72%
Seeks an investment return that approximates as closely as practicable, before fees and expenses, the performance of U.S. common stocks, as represented by the Nasdaq-100® Index.	LVIP SSGA Nasdaq-100 Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.45%[2]	54.50%	N/A	N/A
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Standard Class[4] advised by Lincoln Financial Investments Corporation	0.23%	26.01%	15.41%	11.77%
To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.	LVIP SSGA Short-Term Bond Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.36%[2]	5.17%	1.87%	N/A
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.38%[2]	16.50%	9.52%	6.74%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP Structured Conservative Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.60%	10.27%	5.06%	3.97%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.57%	13.09%	7.12%	5.22%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Structured Moderately Aggressive Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.59%	14.27%	7.69%	5.54%
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	21.17%	13.50%	10.81%
Capital appreciation. A fund of funds.	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 24, 2021.	0.81%[2]	15.80%	6.63%	N/A
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.37%	6.00%	0.59%	1.27%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.32%[2]	25.22%	14.84%	11.09%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.34%[2]	15.36%	7.11%	4.00%
Capital growth.	LVIP Wellington Capital Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.70%[2]	38.70%	16.98%	13.91%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.79%[2]	17.24%	12.45%	7.71%
Maximize total return.	LVIP Western Asset Core Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.53%	5.93%	0.94%	N/A
Total return.	Macquarie VIP Asset Strategy Series - Service Class[3] (formerly Delaware Ivy VIP Asset Strategy Portfolio) advised by Delaware Management Company	0.85%[2]	13.90%	8.27%	3.48%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital appreciation.	Macquarie VIP Emerging Markets Series - Standard Class[3] (formerly Delaware VIP® Emerging Markets Series) advised by Delaware Management Company	1.18%[2]	13.79%	4.20%	2.67%
Capital growth and appreciation.	Macquarie VIP Energy Series - Service Class[3] (formerly Delaware Ivy VIP Energy Portfolio) advised by Delaware Management Company	1.17%[2]	4.06%	7.75%	-2.41%
To seek to provide total return through a combination of high current income and capital appreciation.	Macquarie VIP High Income Series - Service Class[3] (formerly Delaware Ivy VIP High Income Portfolio) advised by Delaware Management Company	0.96%	11.95%	4.46%	3.70%
Growth of capital.	Macquarie VIP Mid Cap Growth Series - Service Class[3] (formerly Delaware Ivy VIP Mid Cap Growth Portfolio) advised by Delaware Management Company	1.10%[2]	19.59%	14.63%	10.47%
Growth of capital.	Macquarie VIP Science and Technology Series - Service Class[3] (formerly Delaware Ivy VIP Science and Technology Portfolio) advised by Delaware Management Company	1.15%	39.04%	17.17%	10.87%
Growth of capital.	Macquarie VIP Small Cap Growth Series - Service Class[3] (formerly Delaware Ivy VIP Small Cap Growth Portfolio) advised by Delaware Management Company	1.14%[2]	13.11%	7.89%	6.28%
Capital Appreciation.	Macquarie VIP Small Cap Value Series - Standard Class[3] (formerly Delaware VIP® Small Cap Value Series) advised by Delaware Management Company	0.78%	9.45%	10.21%	7.06%
Capital Appreciation.	MFS® VIT Growth Series - Initial Class advised by Massachusetts Financial Services Company	0.73%[2]	35.86%	15.89%	12.97%
Capital Appreciation.	MFS® VIT II International Intrinsic Value Portfolio - Initial Class advised by Massachusetts Financial Services Company	0.89%[2]	17.66%	8.58%	6.92%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Total return.	MFS® VIT Total Return Series - Initial Class advised by Massachusetts Financial Services Company	0.61%[2]	10.44%	8.54%	6.53%
Total return.	MFS® VIT Utilities Series - Initial Class advised by Massachusetts Financial Services Company	0.79%[2]	-2.11%	8.31%	6.39%
To seek both capital appreciation and current income.	Morgan Stanley VIF Global Infrastructure Portfolio - Class I	0.87%[2]	4.55%	6.86%	5.25%
Maximum real return, consistent with preservation of real capital and prudent investment management. A fund of funds.	PIMCO VIT All Asset Portfolio - Institutional Class advised by Pacific Investment Management Company, LLC	2.04%[2]	8.28%	6.16%	4.19%
Maximum real return, consistent with prudent investment management.	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class advised by Pacific Investment Management Company, LLC	1.33%[2]	-7.74%	8.70%	-0.67%
To seek maximum long-term return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Dynamic Bond Portfolio - Institutional Class advised by Pacific Investment Management Company, LLC	0.89%	7.26%	2.39%	2.47%
To seek maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class advised by Pacific Investment Management Company, LLC	1.12%	11.28%	2.40%	2.93%
Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.	Putnam VT George Putnam Balanced Fund - Class IA	0.67%	20.26%	10.71%	8.30%
Capital Appreciation.	Putnam VT Global Health Care Fund - Class IA	0.76%	9.39%	13.75%	10.43%
High current income consistent with what the manager believes to be prudent risk.	Putnam VT Income Fund - Class IA	0.64%	4.96%	0.64%	1.70%
Capital growth and current income.	Putnam VT Large Cap Value Fund - Class IA	0.57%	15.92%	14.78%	10.54%
Long-term capital appreciation.	Putnam VT Sustainable Future Fund - Class IA	0.82%[2]	28.83%	12.56%	8.72%
Long-term capital appreciation.	Putnam VT Sustainable Leaders Fund - Class IA	0.65%	26.42%	16.38%	12.87%
Long-term capital growth.	Templeton Foreign VIP Fund - Class 1	0.82%[2]	21.09%	5.54%	1.54%
High current income consistent with preservation of capital; capital appreciation is a secondary objective.	Templeton Global Bond VIP Fund - Class 1	0.50%[2]	3.19%	-1.89%	-0.41%
Long-term capital appreciation by investing primarily in global resource securities.	VanEck VIP Global Resources Fund - Initial Class Shares	1.12%	-3.58%	10.61%	-1.01%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term total return.	Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	0.69%[2]	8.93%	3.44%	3.19%
1
The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company.
2
This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
3
Investments in Macquarie VIP Series, Delaware Funds, Ivy Funds, LVIP Macquarie Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.
4
The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index.
5
Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.
6
Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.

This updating summary prospectus incorporates by reference the prospectus and statement of additional information (SAI) for the Contract, both dated May 1, 2024, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.

SEC File Nos. 333-193274; 811-08517
EDGAR Contract Identifier C000138874